Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights [Roll Forward]
Mortgage servicing rights, beginning balance	$ 3,220	$ 198	$ 198	$ 42
Additions	958	439	3,411	169
Amortization	(269)	(22)	(389)	(13)
Mortgage servicing rights, ending balance	3,909	615	3,220	198
Valuation allowance at period end	0	0	0	0
Mortgage servicing rights, end of period net	3,909	615	3,220	198
Estimated future servicing rights amortization expense by period [Abstract]
2013	862		890
2014	935		747
2015	765		603
2016	597		459
2017	429		316
Thereafter	321		205
Total	$ 3,909		$ 3,220